Unaudited Interim Condensed Consolidated Statements Of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities
Net Loss	$ (17,885,810)	$ (11,061,826)
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	12,311,777	24,888,317
Impairment loss	0	5,740,000
Loss on investment in affiliate	17,293,266	0
Loss on sale of assets	0	14,796,471
Amortization and write off of financing costs	323,568	996,307
Bad debt provisions	0	335,669
Share based compensation	2,400,752	3,991,522
Unrealized gain on interest rate swaps	(1,325,422)	(709,911)
Equity in net income of affiliates net of dividends received	1,059,411	(1,059,387)
Changes in assets and liabilities:
Trade receivables, net	(1,490,662)	(822,516)
Other receivables	268,136	407,418
Prepaid expenses	(10,933)	127,616
Inventories	(235,887)	(27,063)
Due from related parties	(789,948)	(97,479)
Marketable securities	(414,235)	0
Trade accounts payable	(477,085)	485,906
Accrued expenses	(435,132)	(140,679)
Due to related parties	532,281	429,327
Deferred income	(523,257)	(1,810,170)
Net cash from operating activities	10,600,820	36,469,522
Cash flows from investing activities
Net proceeds from sale of assets	0	103,477,103
Acquisition of vessels and capital expenditures	(31,491,703)	(53,074,242)
Payments for vessels under construction	0	(4,521,993)
Loan to equity affiliate	0	(30,000,000)
Repayment from equity affiliate	0	15,000,000
Other fixed assets	(172,410)	(159,027)
Release of restricted cash	7,652,000	0
Net cash from / (used in) investing activities	(24,012,113)	30,721,841
Cash flows from financing activities
Proceeds from long-term debt	28,908,750	26,000,000
Repayment of long-term debt	(26,311,625)	(117,785,000)
Payment of financing costs	(569,350)	(1,433,930)
Issuance of Class A common / restricted shares, net	(19,558)	12,274,051
Dividends paid	0	(2,978,199)
Net cash (used in) / from financing activities	2,008,217	(83,923,078)
Net decrease in cash and cash equivalents	(11,403,076)	(16,731,715)
Cash and cash equivalents at the beginning of the period	14,563,517	34,787,935
Cash and cash equivalents at the end of the period	$ 3,160,441	$ 18,056,220